Pensions and Other Post-employment Benefits - DB Pension Plan Assets (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Target allocation, Money market type funds (percent)	0.00%
Target allocation, Equity securities (percent)	0.00%
Target allocation, Debt securities (percent)	100.00%
Money market type funds (percent)	5.00%	0.20%
Equity securities (percent)	0.00%	0.00%
Debt securities (percent)	95.00%	99.80%